Share-Based Payments - Additional Information (Detail) shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2025 CAD ($) shares d	Oct. 31, 2024 CAD ($) shares	Oct. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, exercisable period	10 years
Number of business days extended | d	10
Common shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares held under employee ownership plan | shares	21,000	21,000
Share based compensations award tranche one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Share based compensations award tranche two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Employee stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for future issuance | shares	141,000
Common shares issued as a result of the exercise of options | shares	120,000
Outstanding options | shares	11,000
Available for issuance as options | shares	11,000
Common shares held under employee ownership plan | shares	10,087	11,456	11,558
Other reserves for vested stock options recorded in equity | $	$ 124	$ 124
Weighted-average period recognition	1 year 10 months 2 days	2 years 10 days
SARs shares granted | shares	1,587	2,676
Employee stock options [member] | Salaries and employee benefits [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $	$ 15	$ 13
Future unrecognized compensation cost for non-vested stock options | $	$ 8	$ 10
Stock Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares held under employee ownership plan	485,684	570,156
SARs shares vested	481,880	566,349
SARs shares granted	119,316	81,414
Other share-based payment plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment liability recognized for vested awards | $	$ 1,446	$ 1,010
Compensation expense | $	394	357
Net gains (loss) arising from derivatives | $	$ 345	$ 196
Deferred stock unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	3,040,333	2,732,877
Number of units vested	2,179,058	1,893,903
Directors' deferred stock unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	436,880	420,889
Restricted share unit plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units awarded and outstanding	9,438,970	8,478,453
Number of units vested	6,888,296	5,665,778
Performance Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share based units outstanding	7,026,302	6,766,501
Number of share based units vested	6,010,837	4,843,892
Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $	$ 94	$ 94
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options expiration date	Dec. 03, 2025
Bottom of range [member] | Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of employer matching contribution	50.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options expiration date	Dec. 12, 2034
Top of range [member] | Employee Stock Ownership Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of employer matching contribution	60.00%